Note 9 - Related Party Transactions (Details)	12 Months Ended					12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Euromar LLC Joint Venture (Member)	Dec. 31, 2012 Inflation Adjusted [Member] Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2012 Inflation Adjusted [Member] Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2013 After Discount [Member] Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2012 Jonathan P [Member] USD ($)	Dec. 31, 2013 Anking and Irini [Member] USD ($)	Jul. 31, 2013 Joanna [Member]	Dec. 31, 2013 Joanna [Member] USD ($)	Jan. 31, 2014 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] Greater Than Twenty [Member]	Dec. 31, 2013 Vessel Sales [Member]	Dec. 31, 2013 Charter Revenues [Member]	Dec. 31, 2013 Eurochart [Member] USD ($)	Dec. 31, 2012 Eurochart [Member] USD ($)	Dec. 31, 2011 Eurochart [Member] USD ($)	Dec. 31, 2013 Sentinel and More [Member] Maximum [Member]	Dec. 31, 2013 Sentinel [Member] USD ($)	Dec. 31, 2012 Sentinel [Member] USD ($)	Dec. 31, 2011 Sentinel [Member] USD ($)	Dec. 31, 2013 Technomar [Member] USD ($)	Dec. 31, 2012 Technomar [Member] USD ($)	Dec. 31, 2011 Technomar [Member] USD ($)	Dec. 31, 2013 Euroseas Ltd (Member)	Dec. 31, 2013 Vessel Management Fees (Member) USD ($)	Dec. 31, 2012 Vessel Management Fees (Member) USD ($)	Dec. 31, 2011 Vessel Management Fees (Member) USD ($)
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Daily Fee (in Euro)		€ 685	€ 685	€ 700														€ 700
Related Party Transaction, Amounts of Transaction														2,000,000	1,900,000	1,850,000	1,225,000																4,891,024	4,984,098	5,810,095
Related Party Agreement Term				5 years
Related Party Transaction Discount Percentage				5.00%											5.00%
Number of Vessels						10						1							20													14
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro)								720	685
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro)							360		342.5
Due from Related Parties	903,478				4,948,443
Related Party Transaction Commission Percentage																				1.00%	1.25%				5.00%
Related Party Transaction Commissions Received Percentage	1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party										43,823	76,183		59,000									474,466	641,104	766,304		128,742	130,699	173,717	270,923	217,141	219,014
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month	$ 60